SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of income (loss) from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Income (loss) from continuing operations	$ 72.7	$ 320.6	$ 93.3
Income from continuing operations allocated to non-vested share awards	0.1	1.5	0.0
Income (loss) from continuing operations available to shareholders	$ 72.8	$ 322.1	$ 93.3